Revenue from Contracts with Customers - Schedule of Other Revenue Relates (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Revenue Relates [Abstract]
Marketing events		$ 17,922	$ 20,228	$ 19,402
Collaboration agreements	[1]	11,333	7,513	8,437
Asset utilizations		9,129	5,423	7,047
Financial Services		5,013	4,606	4,149
Real estate projects		4,565	2,592	34,263
Royalty revenue		3,836	3,783	3,530
Recovery of other liabilities		1,772	3,777	8,830
Use of parking spaces		1,215	1,889	1,667
Technical advisory		72	79	73
Other	[2]	34,174	26,393	36,953
Total other revenue		$ 89,031	$ 76,283	$ 124,351

[1]	Represents revenue from the following collaboration agreements which consist of contracts to carry out projects or activities:
[2]	Corresponds mainly to the reimbursement of insurance for claims amounting to $10,492.